Supplementary Information to Statements of Income	12 Months Ended
Mar. 31, 2011
Supplementary Information to Statements of Income [Abstract]
Supplementary Information to Statements of Income
24. Supplementary Information to Statements of Income
The following information shows research and development expenses and advertising costs, for the years ended March 31, 2011, 2010 and 2009. Research and development expenses and advertising costs are charged to expense as incurred and are included in cost of sales and selling, general and administrative expenses in consolidated statements of income.

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Research and development expenses	¥49,005	¥46,449	¥53,736	$590,422
Advertising costs	2,627	2,417	4,678	31,651
Shipping and handling costs included in selling, general and administrative expenses for the years ended March 31, 2011, 2010 and 2009, were as follows:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Shipping and handling costs	¥37,706	¥25,697	¥46,264	$454,289
For the fiscal year ended March 31, 2011 and 2010, Komatsu recognized an impairment loss of ¥5,142 million ($61,952 thousand) and ¥3,332 million, related to property, plant and equipment and intangible assets subject to amortization at the Company and certain subsidiaries, as profitability of the assets of each subsidiary was expected to be low in the future and Komatsu estimated the carrying amounts would not be recovered by the future cash flows.
Other operating income (expenses), net for the years ended March 31, 2011, 2010 and 2009, were comprised of the following:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Gain on sale of property	¥2,432	¥1,036	¥630	$29,301
Loss on disposal or sale of fixed assets*	(1,553)	(2,907)	(5,922)	(18,711)
Other*	(7,780)	(8,481)	(13,001)	(93,735)

Total	¥(6,901)	¥(10,352)	¥(18,293)	$(83,145)

*
For the fiscal year ended March 31, 2011, Loss on disposal or sale of fixed assets and Other included losses of ¥73 million ($880 thousand), ¥2,787 million ($33,578 thousand) respectively resulted from the Great East Japan Earthquake.

For the fiscal year ended March 31, 2011 and 2010, the Company and certain subsidiaries recognized expenses associated with structural reforms of production and sales operations. Out of the expenses, reorganization costs of ¥3,771 million ($45,434 thousand), ¥8,883 million respectively, such as wind down and relocation costs related to the integration of facilities were included in other, except the expenses included in impairment loss on long-lived assets of the consolidated statements of income.
Other income (expenses), net for the years ended March 31, 2011, 2010 and 2009, were comprised of the following:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Interest income-
Installment receivables	¥503	¥1,206	¥1,843	$6,060
Other	2,670	3,785	5,242	32,169
Dividends	1,320	1,167	1,536	15,904
Interest expense	(6,475)	(8,502)	(14,576)	(78,012)
Net gain (loss) from sale of investment securities	(54)	679	(3,543)	(651)
Exchange gain (loss), net	(4,193)	1,066	(11,802)	(50,518)
Other	3,109	(1,457)	(1,866)	37,458

Total	¥(3,120)	¥(2,056)	¥(23,166)	$(37,590)